Consolidated Statement of Cash Flows - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Receipts from customers	$ 2,227,615	$ 583,772
Payments to suppliers and employees	(6,332,678)	(4,554,102)
Australian R&D tax incentive refund	395,002	251,986
Grants received from government and non-government sources	1,706,225	2,726,327
Net cash outflow from operating activities	(2,003,836)	(992,017)
Cash flows from investing activities
Payments for property, plant and equipment		(7,067)
Payment for acquisition of associate		(2,650,574)
Interest received	153,508	54,072
Net cash inflow/(outflow) from investing activities	153,508	(2,603,569)
Cash flows from financing activities
Principal elements of lease payments	(19,163)	(16,994)
Interest and other costs of finance paid	(4,007)	(4,501)
Net cash outflow from financing activities	(23,170)	(21,495)
Net (decrease) in cash and cash equivalents	(1,873,498)	(3,617,081)
Cash and cash equivalents at the beginning of the financial year	17,159,764	22,110,278
Effects of exchange rate changes on cash and cash equivalents	(72,804)	(18,072)
Cash and cash equivalents at end of the half-year	$ 15,213,462	$ 18,475,125